Derivative Instruments and Hedging Activities	6 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities
9.	Derivative Instruments and Hedging Activities

The Partnership uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. The Partnership has not designated, for accounting purposes, these foreign currency forward contracts as cash flow hedges.

As at June 30, 2013, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount	Fair Value / Carrying
	in Foreign	Amount of Asset/(Liability)	Average	Expected Maturity
	Currency	(in thousands of U.S. Dollars)	Forward	2013	2014
	(thousands)	Non-hedge	Rate (1)	(in thousands of U.S. Dollars)
Norwegian Kroner	650,000	(1,954)	6.00	68,842	39,442

		(1,954)		68,842	39,442

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Partnership enters into cross currency swaps and pursuant to these swaps the Partnership receives the principal amount in Norwegian Kroner (or NOK) on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in Norwegian Kroner based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest or U.S. Dollar floating interest based on LIBOR plus a margin. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal at maturity of the Partnership’s Norwegian Kroner Bonds due through 2018. In addition, the cross currency swaps due from 2016 through 2018 economically hedge the interest rate exposure on the Norwegian Kroner Bonds due in 2016 through 2018. The Partnership has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its Norwegian Kroner Bonds due through 2018. As at June 30, 2013, the Partnership was committed to the following cross currency swaps:

Principal Amount NOK	Principal Amount USD		Floating Rate Receivable		Floating Rate Payable				Fair Value / Carrying Amount of Asset (Liability)	Remaining Term (years)
			Reference Rate	Margin	Reference Rate		Margin	Fixed Rate Payable
211,500	34,721	(1)	NIBOR	4.75%	LIBOR	(2)	5.04%		120	0.4
600,000	101,351		NIBOR	5.75%				7.49%	(4,716)	3.6
500,000	89,710		NIBOR	4.00%				4.80%	(7,328)	2.6
800,000	143,536		NIBOR	4.75%				5.93%	(9,628)	4.6

									(21,552)

(1)	The Partnership partially terminated the cross currency swap in connection with its repurchase in January 2013 of NOK 388.5 million of the Partnership’s original NOK 600 million bond issue (see note 6).
(2)	LIBOR subsequently fixed at 1.1%, subject to a LIBOR rate receivable cap of 3.5% (see next section).

Interest Rate Risk

The Partnership enters into interest rate swaps, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt. The Partnership has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its U.S. Dollar LIBOR-denominated borrowings.

As at June 30, 2013, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	800,000	(158,181)	12.4	5.0
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	983,731	(44,210)	6.3	2.7
U.S. Dollar-denominated interest rate swap (2)(4)	LIBOR	98,500	(416)	0.4	1.1

		1,882,231	(202,807)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at June 30, 2013, ranged between 0.30% and 3.25%.
(2)	Notional amount remains constant over the term of the swap.
(3)	Principal amount reduces quarterly or semi-annually.
(4)	The LIBOR rate receivable is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Partnership’s related interest rate effectively floats at LIBOR, but reduced by 2.38%.

As at June 30, 2013, the Partnership had multiple interest rate swaps and cross currency swaps governed by the same master agreement. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these interest rate swaps are presented on a gross basis in the Partnership’s consolidated balance sheets. As at June 30, 2013, these interest rate swaps and cross currency swaps had an aggregate fair value asset amount of $2.9 million and an aggregate fair value liability amount of $166.9 million.

Tabular disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

		Current			Current
		Portion of			Portion of
	Accounts	Derivative	Derivative	Accrued	Derivative	Derivative
	Receivable	Assets	Assets	Liabilities	Liabilities	Liabilities
As at June 30, 2013
Foreign currency contracts	—	153	1	—	(1,736)	(372)
Cross currency swaps	105	393	—	—	(233)	(21,817)
Interest rate swaps	—	—	9,397	(9,252)	(87,142)	(115,810)

	105	546	9,398	(9,252)	(89,111)	(137,999)

As at December 31, 2012
Foreign currency contracts	—	2,160	—	—	(7)	—
Cross currency swaps	284	10,238	2,913	—	—	—
Interest rate swaps	—	—	—	(9,259)	(47,741)	(213,731)

	284	12,398	2,913	(9,259)	(47,748)	(213,731)

For the periods indicated, the following table presents the effective portion of gains (losses) on foreign currency forward contracts designated and qualifying as cash flow hedges that were (1) recognized in other comprehensive income, (2) recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings, and (3) recognized in the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Three Months Ended June 30, 2013				Three Months Ended June 30, 2012
Balance Sheet (AOCI)	Statement of Income			Balance Sheet (AOCI)	Statement of Loss
Effective Portion	Effective Portion	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
—	—	—	Vessel operating expenses	(653)	—	—	Vessel operating expenses
—	—	—	General and administrative expenses		86	(254)	General and administrative expenses

—	—	—		(653)	86	(254)

Six Months Ended June 30, 2013				Six Months Ended June 30, 2012
Balance Sheet (AOCI)	Statement of Income			Balance Sheet (AOCI)	Statement of Income
Effective Portion	Effective Portion	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
6	—	—	Vessel operating expenses	336	—	—	Vessel operating expenses
	(52)	(59)	General and administrative expenses		266	(234)	General and administrative expenses

6	(52)	(59)		336	266	(234)

Realized and unrealized gains (losses) of interest rate swaps and foreign currency forward contracts that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized gain (loss) on non-designated derivative instruments in the consolidated statements of income (loss). The effect of the gain (loss) on derivatives not designated as hedging instruments on the consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swaps	(19,055)	(14,338)	(33,678)	(29,345)
Foreign currency forward contracts	(1,646)	437	(1,293)	1,635

	(20,701)	(13,901)	(34,971)	(27,710)

Unrealized gains (losses) relating to:
Interest rate swaps	56,931	(41,842)	71,902	(17,079)
Foreign currency forward contracts	(2,329)	(4,574)	(4,107)	711

	54,602	(46,416)	67,795	(16,368)

Total realized and unrealized gains (losses) on non-designated derivative instruments	33,901	(60,317)	32,824	(44,078)

Realized and unrealized gains (losses) of the cross currency swaps are recognized in earnings and reported, including the impact of the partial termination of a cross currency swap, in foreign currency exchange gain (loss) in the consolidated statements of income (loss). The effect of the gain (loss) on cross currency swaps on the consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Realized gain on partial termination of cross-currency swap	—	—	6,800	—
Realized gains	297	696	1,022	1,690
Unrealized (losses) gains	(9,307)	(10,776)	(34,809)	(2,897)

Total realized and unrealized (losses) gains on cross currency swaps	(9,010)	(10,080)	(26,987)	(1,207)

The Partnership is exposed to credit loss in the event of non-performance by the counterparties, all of which are financial institutions, to the foreign currency forward contracts and the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.